Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares	Dec. 31, 2016 MXN ($) $ / shares shares	Dec. 31, 2015 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 220,266	$ 4,347,031	$ 3,872,735	$ 3,033,130
Non-aeronautical services	73,793	1,456,338	1,332,762	1,111,541
Construction services	67,212	1,326,458	344,772	347,988
Total revenues	361,271	7,129,827	5,550,269	4,492,659
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	49,711	981,065	900,141	836,133
Major maintenance provision	14,747	291,038	262,871	174,293
Cost of construction	67,212	1,326,458	344,772	347,988
Administrative expenses	29,790	587,917	642,345	558,222
Right to use airport facilities	13,748	271,331	244,215	209,771
Technical assistance fees	6,844	135,074	117,987	97,818
Depreciation and amortization	15,161	299,205	276,634	238,809
Other income, net	(70)	(1,380)	(22,250)	(6,930)
Total operating costs and expenses	197,143	3,890,708	2,766,715	2,456,104
Operating income	164,128	3,239,119	2,783,554	2,036,555
Interest expense	17,878	352,822	330,694	334,764
Interest income	(6,450)	(127,290)	(199,600)	(80,740)
Exchange loss, net	3,196	63,072	29,177	33,784
Total non-operating loss	14,624	288,604	160,271	287,808
Income before income taxes	149,504	2,950,515	2,623,283	1,748,747
Income tax expense	41,199	813,073	746,782	512,110
Consolidated net income for the year	108,305	2,137,442	1,876,501	1,236,637
Items that will not be subsequently reclassified to profit or loss:
Actuarial (loss) gain on labor obligations	(213)	(4,199)	3,533	(1,286)
Income tax relating to actuarial loss (gain) on labor obligations	64	1,260	(1,060)	386
Total other comprehensive (loss) income	(149)	(2,939)	2,473	(900)
Total comprehensive income for the year	108,156	2,134,503	1,878,974	1,235,737
Consolidated net income attributable to:
Controlling interest	107,805	2,127,576	1,870,187	1,233,772
Non-controlling interest	500	9,866	6,314	2,865
Comprehensive income attributable to:
Controlling interest	107,656	2,124,637	1,872,660	1,232,872
Non-controlling interest	$ 500	$ 9,866	$ 6,314	$ 2,865
Basic and diluted earnings per share of controlling interest | (per share)	$ 0.27385	$ 5.4046	$ 4.7614	$ 3.1328
Weighted average shares outstanding	393,660,889	393,660,889	392,784,322	393,826,266